Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of changes in accounting estimates [Line Items]
Combined allowances	$ 54
Trade receivables	$ 1,103	$ 1,097
Combined allowances, percentage of trade receivables	5.00%
Increase in reserves as a percentage of trade receivables	1.00%
Decrease in pre-tax earnings	$ 11
Computer software	1,236	935
Other identifiable intangible assets	3,165	3,219
Goodwill	6,719	$ 5,869
Uncertain Tax Positions	176
Total deferred tax assets	1,511
Unrecognized Deferred Tax Assets	1,259
Technology Related Development [member]
Disclosure of changes in accounting estimates [Line Items]
Computer software	1,236
Major purchases of assets [member]
Disclosure of changes in accounting estimates [Line Items]
Other identifiable intangible assets	3,165
Goodwill	$ 6,719